Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Consolidated statement of cash flows
Cash outflow on derivative financial instruments	€ 0	€ 273
Cash and cash equivalents	6,612		€ 13,284
Cash and cash equivalents presented in assets held for sale	274		273
Bank overdrafts	€ 17		€ 269